Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities And Other Liabilities [Abstract]
Accrued external research and development expenses	$ 12,738	$ 1,834
Accrued payroll and related expenses	7,372	2,090
Accrued professional fees	1,186	394
Accrued other	2,762	279
Strimvelis liability - current portion	4,170
Deferred UCLA reimbursement		2,267
Due to UCLA	1,552
Total accrued expenses and other current liabilities	$ 29,780	$ 6,864